Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance					$ 28,046,837	$ 6,866,836
Deferred Tax Assets, Net of Valuation Allowance					28,046,837	4,995,975
Income Tax Expense (Benefit)		$ (5,503,861)		$ (5,503,861)	(5,674,442)	(3,811,536)
Non-recurring Change [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)					5,674,442	3,811,536
MALTA [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					13,233,576
UNITED KINGDOM [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					1,314,884
SWITZERLAND [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					24,985,656
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					95,096,045
Bethard Group Limited [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance					$ 5,671,861
Argyll, EGL, Helix and ggCircuit [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance						$ 4,136,258